Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Earnings per share [Line Items]
Profit for the year	$ 416,263,000	$ 32,682,000	$ 602,935,000
Weighted average number of share outstanding	253,986,867	253,986,867	253,986,867
Basic earnings per share	$ 1.59	$ 0.08	$ 2.372
Diluted earnings per share	$ 1.59	$ 0.08	$ 2.372
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Earnings per share [Line Items]
Profit for the year	$ 953,177,000	$ 778,964,000	$ 925,353,000
Weighted average number of share outstanding	350,056,012	350,056,012	350,056,012
Basic earnings per share	$ 2.723	$ 2.225	$ 2.643
Diluted earnings per share	$ 2.643	$ 3.404	$ 0.784